STOCK OPTIONS (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Number of Outstanding Stock Options	15,586,424	6,900,356
Weighted Average Remaining Life (years)	3 years 10 months 2 days	3 years 8 months 19 days
Weighted Average Exercise Price Exerciseable	$ 0.328	$ 0.428
Number Exercisable	15,586,424	6,900,356
Exercise Price 0.25
Range of Exercise Prices	$ .25
Number of Outstanding Stock Options	530,000
Weighted Average Remaining Life (years)	4 years 10 months 10 days
Weighted Average Exercise Price Exerciseable	$ .250
Number Exercisable	0
Weighted Average Exercise Price Exerciseable	$ .00
Exercise Price 13.500
Range of Exercise Prices	$ 13.500	$ 13.500
Number of Outstanding Stock Options	1,334	3,334
Weighted Average Remaining Life (years)	6 months	2 years 9 months
Weighted Average Exercise Price Exerciseable	$ 13.50	$ 13.500
Number Exercisable	1,334	3,334
Weighted Average Exercise Price Exerciseable	$ 13.50	$ 13.500
Exercise Price 15.000
Range of Exercise Prices	$ 15.000	$ 15.000
Number of Outstanding Stock Options	3,402	12,238
Weighted Average Remaining Life (years)	9 months 15 days	1 year 6 months 7 days
Weighted Average Exercise Price Exerciseable	$ 15.00	$ 15.000
Number Exercisable	2,068	7,570
Weighted Average Exercise Price Exerciseable	$ 15.00	$ 15.000
Exercise Price Total
Number of Outstanding Stock Options	534,736	15,572
Weighted Average Remaining Life (years)	4 years 9 months 29 days	1 year 9 months 11 days
Weighted Average Exercise Price Exerciseable	$ .377	$ 14.679
Number Exercisable	3,402	10,904
Weighted Average Exercise Price Exerciseable	$ 14.41	$ 14.540